RISK MANAGEMENT (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2,252)	R$ (4,643)
Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(193,590)	(151,816)
Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (372,198)	(302,865)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (318)	(69)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(102,871)	(24,757)
Sensitivity Analysis Trading Portfolio Interest Rate In Reais [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (195,792)	(50,192)
Sensitivity Analysis Trading Portfolio Price Indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (294)	(110)
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(54,032)	(9,118)
Sensitivity Analysis Trading Portfolio Price Indexes [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (102,722)	(16,071)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2)	(5)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(347)	(670)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (688)	(1,330)
Sensitivity Analysis Trading Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (2,184)	(2,401)
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(54,595)	(60,037)
Sensitivity Analysis Trading Portfolio Foreign Currency [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (109,190)	(120,073)
Sensitivity Analysis Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 476	(1,971)
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	11,888	(49,268)
Sensitivity Analysis Trading Portfolio Equities [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 23,776	(98,536)
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 83	(26)
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	6,687	(6,451)
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ 13,058	(13,634)
Sensitivity Analysis Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (13)	(61)
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	(320)	(1,515)
Sensitivity Analysis Trading Portfolio Others [Member] | Trading Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Total excluding correlation of risk factors	R$ (640)	R$ (3,029)